Shareholder Report, Line Graph (Details) 195365_Hardman Johnston International Growth Fund_Institutional Shares_TSR Annual {Institutional Shares} - USD ($)									12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Feb. 14, 2018	Oct. 31, 2025
Institutional Shares
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Shares
Accumulated Value	$ 132,193	$ 105,925	$ 93,325	$ 153,542	$ 117,321	$ 102,300	$ 91,500	$ 100,000	$ 181,408
MSCI ACWI ex USA Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI ex USA Net Index (USD)
Accumulated Value	131,567	105,819	94,421	125,437	96,742	99,336	89,276	100,000	$ 164,365
MSCI EAFE Net Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE Net Index (USD)
Accumulated Value	$ 137,406	$ 111,743	$ 97,676	$ 126,851	$ 94,537	$ 101,505	$ 91,410	$ 100,000	$ 169,053